OTHER INCOME, NET	12 Months Ended
Dec. 31, 2013
Other Income, Net [Abstract]
Other Income, Net
NOTE 20	-	Other Income, Net

As of December 31, 2010, Jazz had an investment in Hua Hong Semiconductor Ltd ("HHSL"), which owns 100% of Shanghai Hua Hong NEC Electronics Company Ltd. (also known as "HHNEC"). The investment represented a minority interest of approximately 10% in HHSL.

During 2011, Jazz sold its 10% holdings in HHSL, in an HHSL buyback transaction for a gross amount of approximately $32,000 in cash, before tax and other payments and recorded a gross gain of approximately $15,000 from this transaction which is included in the Statements of Operations in Other Income, Net for the year ended December 31, 2011.